Consolidated Statements of Equity (Successor Basis) (Parenthetical) - USD ($)	Dec. 17, 2018	Feb. 28, 2017
Statement of Stockholders' Equity [Abstract]
Net assets to allocate to equity		$ 24,488,662
Initial public offering of ordinary shares	$ 15.8